Acquisition of Asanko Gold - Summary of Key Assumptions Used to Determine Fair Value of the Net Identifiable Assets Acquired (Detail)	12 Months Ended
Dec. 31, 2018 oz
Disclosure of detailed information about business combination [line items]
Discount rate	10.27%
Life-of-mine - 2019 to 2030	12 years
Within one year [member] | US Dollars [member]
Disclosure of detailed information about business combination [line items]
US$ gold price	1,200
Later than one year [member] | US Dollars [member]
Disclosure of detailed information about business combination [line items]
US$ gold price	1,300